Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	15,183	$ 416,618
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	35,875	411,489
PGIM QMA Commodity Strategies Fund (Class R6)	25,857	247,712
PGIM QMA Emerging Markets Equity Fund (Class R6)	59,287	660,459
PGIM QMA International Developed Markets Index Fund (Class R6)	142,890	1,737,537
PGIM QMA Large-Cap Core Equity Fund (Class R6)	142,789	2,238,925
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	67,364	741,003
PGIM QMA US Broad Market Index Fund (Class R6)	95,292	1,324,560
PGIM Total Return Bond Fund (Class R6)	33,424	502,026

Total Long-Term Investments (cost $7,901,679)		8,280,329

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $34,549)	34,549	34,549

TOTAL INVESTMENTS 100.3% (cost $7,936,228)(w)		8,314,878
Liabilities in excess of other assets (0.3)%		(27,106)

Net Assets 100.0%		$ 8,287,772

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds